Loans and Allowance for Loan Losses - Rollforward of Non-Accrual Loans (Details) $ in Thousands	3 Months Ended
Mar. 31, 2016 USD ($)
Financing Receivable, Recorded Investment, Past Due [Roll Forward]
Beginning Balance	$ 35,512
Transfers in	3,000
Transfers to OREO	(993)
Charge-offs	(2,765)
Payments	(463)
Return to accrual	(38)
Ending Balance	34,253
Commercial and Industrial
Financing Receivable, Recorded Investment, Past Due [Roll Forward]
Beginning Balance	4,101
Transfers in	0
Transfers to OREO	(388)
Charge-offs	(46)
Payments	(46)
Return to accrual	0
Ending Balance	3,621
Construction
Financing Receivable, Recorded Investment, Past Due [Roll Forward]
Beginning Balance	15,729
Transfers in	60
Transfers to OREO	0
Charge-offs	(312)
Payments	11
Return to accrual	0
Ending Balance	15,488
Real Estate Commercial Mortgage
Financing Receivable, Recorded Investment, Past Due [Roll Forward]
Beginning Balance	9,325
Transfers in	629
Transfers to OREO	(234)
Charge-offs	(751)
Payments	(262)
Return to accrual	0
Ending Balance	8,707
Real Estate Residential Mortgage
Financing Receivable, Recorded Investment, Past Due [Roll Forward]
Beginning Balance	6,259
Transfers in	2,239
Transfers to OREO	(371)
Charge-offs	(1,603)
Payments	(147)
Return to accrual	(38)
Ending Balance	6,339
Installment
Financing Receivable, Recorded Investment, Past Due [Roll Forward]
Beginning Balance	98
Transfers in	72
Transfers to OREO	0
Charge-offs	(53)
Payments	(19)
Return to accrual	0
Ending Balance	$ 98